SIGNIFICANT ACCOUNTING POLICIES (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	$ 15,096	$ 14,369
Operating expenses:
Operating costs	9,113	8,867
Depreciation and amortization	2,211	2,142
Gain on disposition of property, plant and equipment	(16)	(49)
Restructuring, acquisition and other	210	152
Finance costs	793	746
Other income	(32)	(19)
Income before income tax expense	2,817	2,530
Income tax expense	758	685
Net income	$ 2,059	$ 1,845
Basic (in dollars per share)	$ 4.00	$ 3.58
Diluted (in dollars per share)	$ 3.99	$ 3.57
Current assets:
Accounts receivable	$ 2,259	$ 2,035		$ 1,944
Inventories	466	435		452
Current portion of contract assets	1,052	820		723
Other current assets	436	414		417
Current portion of derivative instruments	270	421		91
Total current assets	4,888	4,125		3,627
Property, plant and equipment	11,780	11,143		10,749	$ 10,749
Intangible assets	7,205	7,244		7,130
Investments	2,134	2,561		2,174
Derivative instruments	1,339	953		1,708
Contract assets	535	413		354
Other long-term assets	132	143		156
Deferred tax assets	0	3		8
Goodwill	3,905	3,905		3,905
Total assets	31,918	30,490		29,811
Current liabilities:
Bank advances	0	6		71
Short-term borrowings	2,255	1,585		800
Accounts payable and accrued liabilities	3,052	2,931		2,783
Income tax payable	177	62		186
Other current liabilities	132	132		285
Contract liabilities	233	278		302	302
Current portion of long-term debt	900	1,756		750
Current portion of derivative instruments	87	133		22
Total current liabilities	6,836	6,883		5,199
Provisions	35	35		33
Long-term debt	13,390	12,692		15,330
Derivative instruments	22	147		118
Other long-term liabilities	546	613		562
Deferred tax liabilities	2,910	2,624		2,285
Total liabilities	23,739	22,994		23,527
Shareholders' equity	8,179	7,496		6,284	$ 6,284
Total liabilities and shareholders' equity	31,918	30,490		29,811
As reported
Current assets:
Other current assets	400
Remainder of current assets	4,500
Total current assets	4,900
Property, plant and equipment	11,800
Remainder of long-term assets	15,200
Total assets	31,900
Current liabilities:
Accounts payable and accrued liabilities	3,100
Current portion of lease liabilities	0
Remainder of current liabilities	3,700
Total current liabilities	6,800
Lease liabilities	0
Deferred tax liabilities	2,900
Remainder of long-term liabilities	14,000
Total liabilities	23,700
Shareholders' equity	8,200
Total liabilities and shareholders' equity	$ 31,900
Forecast | Estimated effect of transition
Current assets:
Other current assets			$ 100
Remainder of current assets			0
Total current assets			100
Property, plant and equipment			1,500
Remainder of long-term assets			0
Total assets			1,500
Current liabilities:
Accounts payable and accrued liabilities			(100)
Current portion of lease liabilities			200
Remainder of current liabilities			0
Total current liabilities			100
Lease liabilities			1,400
Deferred tax liabilities			100
Remainder of long-term liabilities			0
Total liabilities			1,500
Shareholders' equity			100
Total liabilities and shareholders' equity			1,500
Forecast | Subsequent to transition
Current assets:
Other current assets			400
Remainder of current assets			4,500
Total current assets			4,900
Property, plant and equipment			13,300
Remainder of long-term assets			15,200
Total assets			33,400
Current liabilities:
Accounts payable and accrued liabilities			3,000
Current portion of lease liabilities			200
Remainder of current liabilities			3,700
Total current liabilities			6,900
Lease liabilities			1,400
Deferred tax liabilities			2,900
Remainder of long-term liabilities			14,000
Total liabilities			25,200
Shareholders' equity			8,200
Total liabilities and shareholders' equity			$ 33,400
As previously reported
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue		14,143
Operating expenses:
Operating costs		8,825
Depreciation and amortization		2,142
Gain on disposition of property, plant and equipment		(49)
Restructuring, acquisition and other		152
Finance costs		746
Other income		(19)
Income before income tax expense		2,346
Income tax expense		635
Net income		$ 1,711
Basic (in dollars per share)		$ 3.32
Diluted (in dollars per share)		$ 3.31
Current assets:
Accounts receivable		$ 2,041		1,949
Inventories		313		315
Current portion of contract assets		0		0
Other current assets		197		215
Current portion of derivative instruments		421		91
Total current assets		2,972		2,570
Property, plant and equipment		11,143		10,749
Intangible assets		7,244		7,130
Investments		2,561		2,174
Derivative instruments		953		1,708
Contract assets		0		0
Other long-term assets		82		98
Deferred tax assets		3		8
Goodwill		3,905		3,905
Total assets		28,863		28,342
Current liabilities:
Bank advances		6		71
Short-term borrowings		1,585		800
Accounts payable and accrued liabilities		2,931		2,783
Income tax payable		62		186
Other current liabilities		4		134
Contract liabilities		346		367
Current portion of long-term debt		1,756		750
Current portion of derivative instruments		133		22
Total current liabilities		6,823		5,113
Provisions		35		33
Long-term debt		12,692		15,330
Derivative instruments		147		118
Other long-term liabilities		613		562
Deferred tax liabilities		2,206		1,917
Total liabilities		22,516		23,073
Shareholders' equity		6,347		5,269
Total liabilities and shareholders' equity		28,863		28,342
Adjustments
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue		226
Operating expenses:
Operating costs		42
Depreciation and amortization		0
Gain on disposition of property, plant and equipment		0
Restructuring, acquisition and other		0
Finance costs		0
Other income		0
Income before income tax expense		184
Income tax expense		50
Net income		$ 134
Basic (in dollars per share)		$ 0.26
Diluted (in dollars per share)		$ 0.26
Current assets:
Accounts receivable		$ (6)		(5)
Inventories		122		137
Current portion of contract assets		820		723
Other current assets		217		202
Current portion of derivative instruments		0		0
Total current assets		1,153		1,057
Property, plant and equipment		0		0
Intangible assets		0		0
Investments		0		0
Derivative instruments		0		0
Contract assets		413		354
Other long-term assets		61		58
Deferred tax assets		0		0
Goodwill		0		0
Total assets		1,627		1,469
Current liabilities:
Bank advances		0		0
Short-term borrowings		0		0
Accounts payable and accrued liabilities		0		0
Income tax payable		0		0
Other current liabilities		128		151
Contract liabilities		(68)		(65)
Current portion of long-term debt		0		0
Current portion of derivative instruments		0		0
Total current liabilities		60		86
Provisions		0		0
Long-term debt		0		0
Derivative instruments		0		0
Other long-term liabilities		0		0
Deferred tax liabilities		418		368
Total liabilities		478		454
Shareholders' equity		1,149		1,015
Total liabilities and shareholders' equity		$ 1,627		$ 1,469